UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  June 13, 2014 to July 11, 2014

  Commission File Number of issuing entity: 333-171508-05

  GS Mortgage Securities Trust 2013-GC10
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-171508

  GS Mortgage Securities Corporation II
  (Exact name of depositor as specified in its charter)

  Citigroup Global Markets Realty Corp.
  Goldman Sachs Mortgage Company
  MC-Five Mile Commercial Mortgage Finance LLC
  Starwood Mortgage Funding I LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3900534
  38-3900535
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-5                           ______     ______   ___X___       ___________
  A-AB                          ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On July 11, 2014 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2013-GC10.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2013-GC10 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 13, 2014 to July 11, 2014.

  The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

  Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on May 14, 2014. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

  Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

  Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding I LLC (f/k/a Archetype Mortgage Capital LLC, the direct parent of Archetype Mortgage Funding I LLC), one of the sponsors, has filed a Form ABS-15G January 21, 2014. The CIK number of Starwood Mortgage Capital LLC is 0001548405. There is no new activity to report at this time.

  MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five Mile"), one of the sponsors, has filed a Form ABS-15G on February 12, 2014. The CIK number of MC-Five Mile is 0001576832. There is no new activity to report at this time.

  Part II - OTHER INFORMATION

  Item 2. Legal Proceedings.

  Legal proceeding from U.S. Bank National Association as Trustee

  On June 18, 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association ("U.S. Bank"), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008. According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint. The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs. The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount and equitable relief. Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

  There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously.

  Legal proceeding from Wells Fargo Bank, N.A. as Certificate Administrator

  On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts. The complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by certain of the institutional investor plaintiffs. The complaint against Wells Fargo Bank, N.A. alleges the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality, failure to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and purported failure to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount, reimbursement of certain expenses and equitable relief. Other cases alleging similar causes of action have previously been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in other transactions.

  There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously.

  Item 6. Significant Obligors of Pool Assets.

  The Empire Hotel & Retail loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2013-GC10. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $18,230,609.00, year-to-date figure for the period of April 1, 2013 through March 31, 2014. There is no new activity to report at this time.

  The National Harbor loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for GS Mortgage Securities Trust 2013-GC10. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $2,977,238.00, year-to-date figure for the period of January 1, 2014 through March 31, 2014. There is no new activity to report at this time.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GC10, relating to the July 11, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  GS Mortgage Securities Corporation II
  (Depositor)

  /s/ J. Theodore Borter
  J. Theodore Borter, President

  Date: July 24, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GC10, relating to the July 11, 2014 distribution.